Shareholder Report	12 Months Ended	120 Months Ended
	Sep. 30, 2024 USD ($) Holding	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EXCHANGE PLACE ADVISORS TRUST
Entity Central Index Key	0001750821
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000247983
Shareholder Report [Line Items]
Fund Name	Sphere 500 Climate Fund
Trading Symbol	SPFFX
Annual or Semi-Annual Statement [Text Block]	Annual
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	1-844-2SPHERE
Additional Information Website	https://www.oursphere.org/fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sphere 500 Climate Fund	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (October 4, 2021)
Sphere 500 Climate Fund	35.58%	10.75%
S&P 500® Index	36.35%	12.02%
Sphere 500 Fossil Free Index	38.75%	11.27%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

The Fund's performance for periods prior to April 12, 2024, is that of the Sphere 500 Climate Fund (the "Predecessor Fund"). The Fund is a continuation of the Predecessor Fund, and therefore, the performance information includes the performance of the Predecessor Fund. Although the actual performance of the Predecessor Fund is not the performance of the Fund, which recently commenced operations, the Fund has adopted the performance of the Predecessor Fund as its performance. The Fund's performance has not been restated to reflect any differences in expenses paid by the Predecessor Fund and those paid by the Fund.

Performance Inception Date		Oct. 04, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 13,626,298	$ 13,626,298
Holdings Count | Holding	409	409
Advisory Fees Paid, Amount	$ 5,966
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$13,626,298 Number of Portfolio Holdings409 Advisory Fee $5,966 Portfolio Turnover33%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.2%
Utilities	0.1%
Materials	2.0%
Real Estate	2.5%
Industrials	5.0%
Consumer Staples	5.1%
Financials	8.7%
Communications	11.1%
Consumer Discretionary	11.6%
Health Care	13.3%
Technology	38.4%

Material Fund Change [Text Block]

Material Fund Changes

The Fund is the successor to the Predecessor Fund, a series of Manager Directed Portfolios, which commenced operations on October 4, 2021. The Predecessor Fund had investment objectives and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. Effective as of the close of business on April 12, 2024, all the assets, subject to the liabilities of the Predecessor Fund, were transferred to the Fund.